Shareholder Report, Line Graph (Details) 199148_Abacus FCF Innovation Leaders ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Dec. 07, 2020	Jul. 31, 2026
Abacus FCF Innovation Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Abacus FCF Innovation Leaders ETF NAV
Accumulated Value	$ 16,717	$ 13,470	$ 11,343	$ 10,052	$ 11,848	$ 10,000	$ 17,596
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	18,400	15,816	12,949	11,457	12,015	10,000	$ 21,999
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Growth Total Return
Accumulated Value	19,471	15,721	12,385	10,557	11,987	10,000	$ 20,985
Abacus FCF Innovation Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Abacus FCF Innovation Leaders Index
Accumulated Value	$ 17,691	$ 14,200	$ 11,926	$ 10,116	$ 11,892	$ 10,000	$ 18,411